Long-Term Debt	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Long-Term Debt
Note 7: Long-Term Debt
On April 1, 2026, American Water Capital Corp. (“AWCC”), the Company’s wholly owned finance subsidiary, completed the sale of $700 million aggregate principal amount of its 5.200% Senior Notes due 2036. At the closing of this offering, AWCC received, after deduction of underwriting discounts and before deduction of offering expenses, net proceeds of approximately $695 million. AWCC intends to use the net proceeds of the offering (i) to lend funds to American Water and the Regulated Businesses; (ii) to repay commercial paper obligations of AWCC; and (iii) for general corporate purposes.
During the three months ended March 31, 2026, the Company’s regulated subsidiaries issued in the aggregate $7 million of private activity bonds and government funded debt in multiple transactions with annual interest rates ranging from 0.00% to 1.74%, a weighted average interest rate of 0.47% and maturity dates ranging from 2031 through 2048. The private activity bonds and government funded debt issued by the Company’s regulated subsidiaries during the three months ended March 31, 2026, were collateralized. During the three months ended March 31, 2026, AWCC and the Company’s regulated subsidiaries made sinking fund payments for, repaid at maturity, or settled $3 million in aggregate principal amount of outstanding long-term debt, with annual interest rates ranging from 0.00% to 3.12%, a weighted average interest rate of 0.81% and maturity dates ranging from 2029 to 2061.
As of March 31, 2026, the Company had entered into five treasury lock agreements, with a term of
30
years and an aggregate notional amount totaling $
175
 million, to reduce interest rate exposure on expected future debt issuances. These treasury lock agreements terminate in September 2026 and have an average fixed interest rate of 4.86%. The Company designated these treasury lock agreements as cash flow hedges, with their fair value recorded in accumulated other comprehensive gain or loss.
In March 2026, the Company terminated 10 treasury lock agreements, designated as cash flow hedges, with a term of 10 years and an aggregate notional amount totaling $600 million, realizing a pre-tax
net gain of $3 million recorded in accumulated other comprehensive income. The gain will be amortized through Interest expense over a
10-year
period, in accordance with the tenor of the notes issued on April 1, 2026.
No ineffectiveness was recognized on hedging instruments for the three months ended March 31, 2026 or 2025.
On June 29, 2023, AWCC issued $1,035 million aggregate principal amount of 3.625% Exchangeable Senior Notes due 2026 (the “Exchangeable Notes”). AWCC received net proceeds of approximately $1,022 million, after deduction of underwriting discounts and commissions but before deduction of offering expenses payable by AWCC. The Exchangeable Notes will mature on June 15, 2026 (the “Maturity Date”), unless earlier exchanged or repurchased, and are included in Current portion of long-term debt on the Consolidated Balance Sheets.
The Exchangeable Notes are exchangeable at an initial exchange rate of 5.8213 shares of parent company’s common stock per $1,000 principal amount of Exchangeable Notes (equivalent to an initial exchange price of approximately $171.78 per share of common stock). The initial exchange rate of the Exchangeable Notes is subject to adjustment as provided in the indenture pursuant to which the Exchangeable Notes were issued (the “Exchangeable Note Indenture”). Upon any exchange of the Exchangeable Notes, AWCC will (i) pay cash up to the aggregate principal amount of such Exchangeable Notes and (ii) pay or deliver (or cause to be delivered), as the case may be, cash, shares of parent company’s common stock, or a combination of cash and shares of such common stock, at AWCC’s election, in respect of the remainder, if any, of AWCC’s exchange obligation in excess of the aggregate principal amount of such Exchangeable Notes. As of March 31, 2026, the exchange rate for the Exchangeable Notes was 5.8270.
AWCC may not redeem the Exchangeable Notes prior to the Maturity Date, and no sinking fund is provided for the Exchangeable Notes. Subject to certain conditions, holders of the Exchangeable Notes will have the right to require AWCC to repurchase all or a portion of their Exchangeable Notes upon the occurrence of a fundamental change, as defined in the Exchangeable Note Indenture, at a repurchase price of 100% of their principal amount plus any accrued and unpaid interest.